INCOME TAXES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards
Income tax benefit related to net operating loss carryforwards	$ 2,700
Deferred tax assets, tax credit carryforwards	102,012	$ 68,787
Disallowed interest carryforwards	56,630	28,673
Tax credit carryforwards	131,000
Increase in valuation allowance	29,800
Valuation allowance at end of period	71,100
Increase (Decrease) in unrecognized tax benefits, income tax penalties and interest accrued	(1,700)	100	$ (100)
Noncurrent income taxes payable, accrued interest and penalties	1,900	3,100
Income tax penalties and interest accrued	46,700	55,500
Tax positions for which the ultimate deductibility is highly certain but timing is uncertain	41,800	$ 51,900
Change in unrecognized tax benefits unrelated to Federal income taxes statute of limitations expiring within twelve months of current reporting period	4,500
Increase (decrease) in transition tax related to the TCJA			$ (3,200)
Undistributed earnings of foreign subsidiaries	158,100
Federal
Operating Loss Carryforwards
Net operating loss carryforwards	501,000
Net operating loss carryforwards not subject to expiration	13,800
Net operating loss carryforwards subject to expiration	487,200
Unrestricted operating loss carryforwards	386,700
Disallowed interest carryforwards	206,500
State
Operating Loss Carryforwards
Net operating loss carryforwards	344,700
Unrestricted operating loss carryforwards	300,900
Foreign
Operating Loss Carryforwards
Net operating loss carryforwards	116,800
Disallowed interest carryforwards	57,100
Research tax credit carryforward
Operating Loss Carryforwards
Tax credit carryforwards	92,800
General business tax credit carryforward | Foreign
Operating Loss Carryforwards
Tax credit carryforwards	38,200
Carried forward indefinitely | State
Operating Loss Carryforwards
Net operating loss carryforwards not subject to expiration	168,400
Carried forward indefinitely | Foreign
Operating Loss Carryforwards
Net operating loss carryforwards not subject to expiration	99,300
Expires within ten years
Operating Loss Carryforwards
Tax credit carryforwards	36,200
Expires within twenty years
Operating Loss Carryforwards
Tax credit carryforwards	59,900
Expires within twenty years | State
Operating Loss Carryforwards
Net operating loss carryforwards subject to expiration	176,300
Expires within twenty years | Foreign
Operating Loss Carryforwards
Net operating loss carryforwards subject to expiration	$ 17,500